SHARE-BASED COMPENSATION (Details 3) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total share-based compensation					$ 2,643	$ 1,879	$ 871
Airspan [Member]
Total share-based compensation	$ 827	$ 495	$ 1,488	$ 987	2,643	1,879	871
Research and Development Expense [Member]
Total share-based compensation					854	759	211
Research and Development Expense [Member] | Airspan [Member]
Total share-based compensation	254	200	468	399
Selling and Marketing Expense [Member]
Total share-based compensation					561	374	208
Selling and Marketing Expense [Member] | Airspan [Member]
Total share-based compensation	196	104	336	206
General and Administrative Expense [Member]
Total share-based compensation					1,172	697	414
General and Administrative Expense [Member] | Airspan [Member]
Total share-based compensation	363	179	656	358
Cost of Sales [Member]
Total share-based compensation					$ 56	$ 49	$ 38
Cost of Sales [Member] | Airspan [Member]
Total share-based compensation	$ 14	$ 12	$ 28	$ 24